Derivative Contracts - Gain/(Loss) Recognized in Income on Derivative (Details) - Foreign exchange contracts - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ 32.7	$ (35.6)	$ 10.3	$ (24.3)	$ 10.9	$ (66.0)
Designated as Hedging Instrument | General, administrative and corporate expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(0.3)	(2.4)	(0.3)	(6.1)	(8.1)	5.9
Designated as Hedging Instrument | Net change from current period hedged transactions
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	$ 2.1	$ (6.4)	$ 1.9	$ (10.7)	$ (14.0)	$ 15.4